UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-08683

TANAKA Funds, Inc.

 (Exact name of registrant as specified in charter)

369 Lexington Avenue, 20th Floor, New York, NY 10017

 (Address of principal executive offices)             (Zip code)

Greg Getts

Mutual Shareholder Services

8000 Town Centre Dr. Suite 400

Broadview Hts., OH  44147

(Name and address of agent for service)

Registrant's telephone number, including area code:  877-482-6252

Date of fiscal year end:   November 30

Date of reporting period:  February 28, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	Tanaka Growth Fund
	Schedule of Investments
	February 28, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 97.80%

Accident & Health Insurance - 4.89%
11,960	Aflac, Inc.	$ 703,966

Aircraft - 1.01%
4,265	Embraer SA ADR	145,266

Beverages - 1.87%
4,255	Pepsico, Inc.	269,852

Biological Products - 1.15%
1,960	Genzyme Corp. *	147,882
112,817	Mymetics Corp. (Switzerland) *	16,923
		164,805
Cigarettes - 3.11%
11,590	Altria Group, Inc.	294,039
2,435	Philip Morris International, Inc.	152,869
		446,908
Computer & Office Equipment - 1.95%
1,735	International Business Machines Corp.	280,862

Computer Storage Devices - 2.80%
19,715	STEC, Inc. *	402,777

Crude Petroleum & Natural Gas - 6.60%
6,515	Anadarko Petroleum Corp.	533,123
38,610	Sandridge Energy, Inc. *	417,374
		950,497
Electric Housewares & Fans - 0.96%
4,970	Helen of Troy Corp. *	138,812

Electrical Industrial Aparatus - 4.29%
42,230	Zoltek Co., Inc. *	617,403

Electronic & Other Electrical Equipment - 3.56%
24,485	General Electric Co.	512,226

Electronic Computers - 3.99%
1,625	Apple, Inc. *	573,966

Fire, Marine & Casualty Insurnace - 1.95%
7,715	Axis Capital Holdings Ltd.	280,209

Industrial Instruments For Measurement, Display and Control - 2.18%
28,305	Rudolph Technologies *	313,619

Measuring & Controlling Device - 1.00%
7,960	Nanometrics, Inc. *	143,439

Petroleum Refining - 1.01%
1,700	Exxon Mobil Corp.	145,401

Pharmaceutical Preparations - 1.37%
34,000	Catalyst Pharmaceuticals *	39,780
3,940	Valeant Pharmaceuticals, Inc.	157,915
		197,695
Plastic Foam Products - 3.25%
65,710	China XD Plastics Co. Ltd. *	467,855

Primary Smelting & Refining of Nonferrous Metals - 0.12%
27,365	Blue Earth Refineries, Inc. (China)	16,966

Radio & TV Broadcasting & Communications Equipment - 3.38%
8,159	Qualcomm, Inc.	486,113

Radiotelephone Communications - 3.18%
11,175	NII Holdings, Inc. Class-B *	457,728

Refrigeration & Service Industry Machinery - 1.94%
6,865	Tennant Co.	279,062

Retail-Auto Parts - 1.87%
18,900	Motor Parts of America	269,325

Retail-Catalog & Mail-Order House - 1.95%
20,500	Systemax, Inc.	280,030

Retail-Drug Stores & Proprietary Stores - 3.94%
4,460	Medco Health Solutions, Inc. *	274,914
6,735	Walgreen Co.	291,895
		566,809
Retail-Eating Places - 1.01%
2,900	Yum Brands, Inc.	145,957

Security Brokers, Dealers & Flotation Companies - 2.15%
4,305	Stifel Financial Corp. *	308,841

Semiconductors & Related Devices - 6.02%
16,065	Intel Corp.	344,916
30,965	O2Micro International Ltd. ADR (Cayman Islands) *	253,294
19,575	Sigma Designs, Inc. *	267,786
		865,996
Services-Computer Integrated Systems Design - 0.27%
4,375	Scientific Games Corp. *	39,200

Services-Computer Programming - 1.97%
9,498	Amdocs Ltd. *	283,420

Services-Medical Laboratories - 3.00%
20,644	Bio-Reference Laboratories, Inc. *	431,872

Services-Prepackaged Software - 0.87%
4,700	Microsoft Corp.	124,926

Special Industry Machinery - 8.88%
11,830	ASML Holdings NV	515,788
119,885	Mattson Technology, Inc. *	314,099
6,360	Ultratech, Inc. *	157,219
6,105	Veeco Instruments, Inc. *	290,476
		1,277,582
Surgical & Medical Instruments - 3.10%
2,990	C R Bard, Inc.	292,302
11,730	China Medical Technologies, Inc. ADR (China)	154,132
		446,434
Telephone & Telegraph Apparatus - 0.00%
127	Nortel Networks Corp. *	3

Wholesale-Industrial Machinery - 7.22%
5,656	KHD Humboldt Wedag International AG *	60,519
111,528	Terra Nova Royalty Corp.	979,216
		1,039,735
Wholesale-Petroleum & Petroleum Products - 0.00%
245,630	Fuelnation, Inc. *	0

TOTAL FOR COMMON STOCKS (Cost $12,460,063) - 97.80%		$ 14,075,557

SHORT TERM INVESTMENTS - 2.25%
323,508	Huntington Conservative Deposit Account 0.25% ** (Cost $323,508)	323,508

TOTAL INVESTMENTS (Cost $12,783,571) - 100.04%		$ 14,399,065

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.04%)		(6,398)

NET ASSETS - 100.00%		$ 14,392,667

ADR- American Depository Receipts
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at February 28, 2011.

NOTES TO FINANCIAL STATEMENTS
Tanaka Growth Fund
1. SECURITY TRANSACTIONS
At February 28, 2011 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $12,783,571 amounted to $1,615,496 which consisted of aggregate gross unrealized appreciation of
$2,061,762 and aggregate gross unrealized depreciation of $446,266.

2. SECURITY VALUATION

Equity  securities are valued by using  market quotations,  but may be valued on the  basis of  prices  furnished  by a pricing service  when the  Advisor  believes  such  prices  accurately  reflect the fair market  value of such  securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When  market  quotations  are not readily available,  when the Advisor  determines that the market  quotation or the price provided by the pricing  service does not accurately  reflect the current market value  or  when  restricted  or  illiquid  securities  are  being  valued,  such securities  are  valued  as  determined  in  good  faith  by  the  Advisor,   in conformity with guidelines adopted by and subject to review of the Board.

Fixed income  securities  generally are valued by using market  quotations,  but may be valued on the basis of prices  furnished  by a pricing  service  when the Advisor  believes such prices  accurately  reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor  decides that a price  provided by the pricing  service does not  accurately  reflect the fair market value of the  securities,  when prices are not readily  available  from a pricing  service,  or when  restricted or illiquid  securities are being valued, securities  are  valued  at  fair  value  as  determined  in good  faith  by the Advisor,  subject  to  review  of the  Board.  Short-term  investments  in fixed income  securities with maturities of less than 60 days when acquired,  or which subsequently  are within 60 days of maturity,  are valued by using the amortized cost method of valuation,  which the Board has  determined  will  represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$14,075,557	$0	$0	$14,075,557
Exchange Traded Funds	$0	$0	$0	$0
Preferred Stocks	$0			$0
Cash Equivalents	$323,508	$0	$0	$323,508
Total	$14,399,065	$0	$0	$14,399,065

Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TANAKA Funds, Inc.

By      /s/ Graham Tanaka

*

       Graham Tanaka, President

Date     April 26, 2011

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ Graham Tanaka

*

       Graham Tanaka, President

Date  April 26, 2011

By    /s/ Samuel Morrow

*

       Samuel Morrow, Chief Financial Officer

Date  April 26, 2011

* Print the name and title of each signing officer under his or her signature.